Investments in equity method investees (Tables)	12 Months Ended
Mar. 31, 2024
Investments in equity method investees
Schedule of investments in equity method investees

Amounts
RMB
(in millions)

Balance as of March 31, 2022	219,642
Additions	4,990
Share of results, other comprehensive income and other reserves (i)	677
Disposals	(1,192)
Distributions (ii)	(11,645)
Transfers	1,046
Impairment loss (iii)	(8,310)
Foreign currency translation adjustments	2,172
Balance as of March 31, 2023	207,380
Additions	3,605
Share of results, other comprehensive income and other reserves (i)	2,739
Disposals	(1,069)
Distributions	(1,258)
Transfers	32
Impairment loss (iii)	(9,895)
Foreign currency translation adjustments	1,597
Balance as of March 31, 2024	203,131

(i)
Share of results, other comprehensive income and other reserves include the share of results of the equity method investees, the gain or loss arising from the deemed disposal of the equity method investees and basis differences arising from equity method investees. The amount excludes the expenses relating to the share-based awards underlying the equity of the Company and Ant Group granted to employees of certain equity method investees.
(ii)
Includes dividend declared by Ant Group amounting to RMB10,519 million for the year ended March 31, 2023.
(iii)
Impairment loss recorded represents other-than-temporary decline in fair value below the carrying value of the investments in equity method investees. The valuation inputs for the fair value measurement with respect to the impairments include the stock price for equity method investees that are listed, as well as certain unobservable inputs that are not subject to meaningful aggregation.

Schedule of summarized financial information for all of the Company's equity method investments

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Operating data:
Revenue	541,712	441,495	451,861
Cost of revenue	(371,076)	(297,895)	(312,422)
Income from operations	38,006	27,163	56,646
Net income (loss)	113,970	(86,761)	75,820

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
Balance sheet data:
Current assets	591,660	619,857
Non-current assets	803,288	788,137
Current liabilities	409,055	469,259
Non-current liabilities	115,399	83,997
Noncontrolling interests and mezzanine equity	14,023	13,863